Fees Summary	Feb. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,570,000.00
Previously Paid Amount	0.00
Total Fee Amount	240.37
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 240.37
Narrative - Max Aggregate Offering Price	$ 1,570,000.00
Final Prospectus	true